FIXED ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FIXED ASSETS, NET
Sub-total	$ 28,497,558	$ 27,105,966
Less: accumulated depreciation and amortization	(17,715,392)	(13,468,214)
Fixed assets, net	10,782,166	13,637,752
Depreciation and amortization expense	4,620,658	4,777,754	4,345,512
Media display equipment
FIXED ASSETS, NET
Sub-total	22,038,529	21,481,364
Assembly in progress	1,069,112	2,243,574
Computers and office equipment
FIXED ASSETS, NET
Sub-total	3,705,490	3,162,839
Motor vehicles
FIXED ASSETS, NET
Sub-total	611,559	587,191
Leasehold improvements
FIXED ASSETS, NET
Sub-total	$ 2,141,980	$ 1,874,572